NATURE OF OPERATIONS	12 Months Ended
Feb. 28, 2023
Nature Of Operations
NATURE OF OPERATIONS

1.	NATURE OF OPERATIONS

American Lithium Corp. (the “Company”) is incorporated in the Province of British Columbia. The Company is engaged in the business of identification, acquisition, and exploration of mineral interests. The Company’s head office is located at 710 – 1030 West Georgia Street, Vancouver, British Columbia, V6E 2Y3, Canada, and its registered and records office is located at Suite 2200, 885 West Georgia Street, Vancouver, BC, V6C 3E8, Canada. The Company’s common shares are listed for trading on Tier 2 of the TSX Venture Exchange (the “Exchange”) under the symbol “LI”, the Frankfurt Stock Exchange under the symbol “5LA”, and, effective January 10, 2023, the NASDAQ exchange under the symbol “AMLI”.

The Company had a working capital position of $41,394,150 as at the date of these consolidated financial to fund ongoing development of its properties and provide general working capital. The continuing operations of the Company remain dependent upon its ability to continue to raise adequate financing and to commence profitable operations in the future and to settle liabilities arising from normal business operations as they become due.

As at February 28, 2023, the Company was in the process of exploring its principal mineral properties and has not yet determined whether the properties contain ore reserves that are economically recoverable. The recoverability of amounts shown as exploration and evaluation assets is dependent upon the discovery of economically recoverable reserves, the confirmation of the Company’s interest in the underlying mineral claims, the ability of the Company to obtain necessary financing to complete the development and upon future profitable production or proceeds from the disposition thereof.

The Company incurred a net loss $35,666,542 (2022 – $23,546,760) for the year ended February 28, 2023. As at February 28, 2023, the Company had an accumulated deficit of $115,791,176 (2022 – $81,282,105), which has been funded primarily by the issuance of equity. The Company’s ability to continue as a going concern and to realize assets at their carrying values is dependent upon obtaining additional financing and generating revenue sufficient to cover its operating costs. Management believes that the Company has sufficient working capital as at February 28, 2023 to meet the Company’s obligations over the twelve month period from the date of the statement of financial position.